Derivative Instruments - Schedule of settlement of fair value hedges (Details) - Fair value hedges - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Notes Payable And Debt
Derivative [Line Items]
Cumulative reduction to interest expense			$ 0	$ 21,624
Remaining balance			$ 0	$ 0
Weighted average years to maturity			0 years	0 years
Deposit liabilities
Derivative [Line Items]
Cumulative reduction to interest expense	$ 106,056	$ 97,705	$ 103,742	$ 95,333
Remaining balance	$ 127,139	$ 135,490	$ 129,454	$ 137,862
Weighted average years to maturity	21 years 2 months 12 days	22 years 2 months 12 days	21 years 7 months 6 days	23 years 2 months 12 days